Authorised and issued share capital - Options Granted, WPP Executive Share Option Scheme (Detail) - Ordinary shares [member]	12 Months Ended
	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	25,105,815	24,218,615
WPP Executive Share Option Scheme [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	6,741	6,741
WPP Executive Share Option Scheme [member] | Exercise price group 1 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	3,696
Exercise price per share | £ / shares	£ 8.333
Exercise dates	2015 - 2022
WPP Executive Share Option Scheme [member] | Exercise price group 2 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	3,045
Exercise price per share | £ / shares	£ 10.595
Exercise dates	2016 - 2023